Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit/(loss) before tax	£ 14,241	£ (166,450)	£ (41,118)
Adjustments to reconcile profit/(loss) before tax to net cash flows:
Depreciation of property, plant and equipment	642	1,599	1,577
Share-based payments expense	3,302	1,558	1,636
Net foreign exchange loss/(gain)	954	1,821	(483)
Increase/(decrease) in provisions and other liabilities	1,385	162	(517)
Finance income	(1)	(44)	(377)
Finance costs	3,797	6,226	4,606
[Other non-cash movements]	156
Modification gain on bank loan			(456)
Gain on bargain purchase			(3,681)
Gain on lease modification		(957)
Fair value remeasurement on contingent consideration			354
Fair value remeasurement on warrants	(40,039)	109,849	(875)
(Gain)/loss on disposal of intangible assets	(113)	10,872
Out-license of intangible asset	9,457
Working capital adjustments:
(Increase)/decrease in receivables and prepayments	(589)	141	(936)
Decrease in trade and other payables and accruals	(1,256)	(3,551)	(6,730)
Tax credits received	2,825	10,433	1,069
Net cash flows used in operating activities	(5,239)	(28,341)	(45,931)
Investing activities
Acquisition of subsidiary		(354)	10,074
Purchase of property, plant and equipment	(535)	(16)	(21)
Disposal of intangible assets (net of transaction costs)	113	1,821
Proceeds from sale of short-term investments			32,865
Interest earned	1	44	377
Net cash flows (used in)/from investing activities	(421)	1,495	43,295
Financing activities
Proceeds from issuance of ordinary shares	78,532	20,136	0
Transaction costs on issuance of shares	(234)	(1,307)	(761)
Proceeds from exercise of employee share options	46		0
Proceeds from issuance of convertible loan notes		44,375
Transaction costs issuance of convertible loan notes		(3,598)
Repayment of bank loans		(19,802)
Transaction costs related to loans and borrowings		(81)	0
Interest paid on bank loan		(2,900)	(1,739)
Purchase of treasury shares			(998)
Payment of lease liabilities	(692)	(2,086)	(2,212)
Net cash flows from/(used in) financing activities	77,652	34,737	(5,710)
Net increase/(decrease) in cash and cash equivalents	71,992	7,891	(8,346)
Cash and cash equivalents at January 1	23,469	16,347	25,042
Effect of exchange rate changes	(1,165)	(769)	(349)
Cash and cash equivalents at December 31	£ 94,296	£ 23,469	£ 16,347